RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	1 Months Ended		2 Months Ended	6 Months Ended
	Feb. 16, 2021	Dec. 31, 2020	Feb. 16, 2021	Jun. 30, 2021
Shares issued			25,300,000
IPO | Class A ordinary shares
Number of common share purchase warrants, per unit issued (in shares)	0.125		0.125
Shares issued	25,300,000
Private Placement
Aggregate amount		$ 7,060,000		$ 7,060,000
Exercise price per share	$ 11.50		$ 11.50	$ 11.50